Note 15 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	0
Treasury Stock, Shares, Acquired (in shares)	4,089,409		0
Treasury Stock, Value, Acquired, Cost Method	$ 52,356
Common Stock, Shares, Issued (in shares)	125,979,952
Common Stock, Shares, Outstanding, Ending Balance (in shares)	121,890,543
Dividends, Preferred Stock, Cash	$ 15,534	$ 15,534
Fourth Quarter of 2020 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.10
Dividends, Common Stock, Cash		$ 9,342
Common Stock Dividends, Shares (in shares)		362,866
First Quarter of 2021 [Member]
Dividends, Common Stock, Cash		$ 9,360
Common Stock Dividends, Shares (in shares)		275,457
Fourth Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.115
Dividends, Common Stock, Cash	$ 10,745
Common Stock Dividends, Shares (in shares)	274,939
First Quarter of 2022 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.615
Dividends, Common Stock, Cash	$ 57,479
Common Stock Dividends, Shares (in shares)	1,420,709
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,994,848	937,523
Stock Repurchase Program, Authorized Amount					$ 150,000
Treasury Stock, Shares, Acquired (in shares)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)
Dividends, Preferred Stock, Cash	$ (0)	$ (0)
Preferred Stock [Member]
Stock Repurchase Program, Authorized Amount					$ 150,000
Stock Repurchased and Retired During Period, Shares (in shares)				95,574
Stock Repurchased and Retired During Period, Average Price Per Share (in dollars per share)				$ 17.63
Common Stock Issued for Dividend Reinvestment Plan [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001		$ 0.0001
Stock Issued During Period, Shares, New Issues (in shares)	1,695,648		1,226,066
Shares Issued, Price Per Share (in dollars per share)	$ 13.2961		$ 10.3224
Series B Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.476563
Series B Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)
Dividends, Preferred Stock, Cash	(0)	$ (0)
Series C Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.531250
Series C Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.531250
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)
Dividends, Preferred Stock, Cash	(0)	$ (0)
Series D Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)
Dividends, Preferred Stock, Cash	(0)	$ (0)
Series E Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.554688
Series E Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.554688
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	0	0
Treasury Stock, Shares, Acquired (in shares)	(0)
Treasury Stock, Value, Acquired, Cost Method	$ (0)
Dividends, Preferred Stock, Cash	$ (0)	$ (0)
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)	299,200	299,200
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001